COMMITMENTS AND CONTINGENCIES	12 Months Ended
Aug. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 8 – COMMITMENTS AND CONTINGENCIES

On July 31, 2017, the Company entered into a license agreement (the “License Agreement”) with Analog Biosciences, Inc. Analog Biosciences, Inc. (“Licensor”), a Nevada corporation pursuant to which the Company has among other things, licensed certain patent rights pertaining to manufacturing methodologies for compositions containing cannabinoids. Under the terms of the License Agreement, the Company will pay to Licensor twenty-five percent (25%) of any cash consideration, and of the cash equivalent of all other consideration, which is due to the Company for the grant of rights under a sublicense, excluding payments due to the Company as a royalty based on Sales (as defined in the License Agreement) by the sublicensee. The Company also will pay to Licensor earned royalties (“Earned Royalties”) at the rate of one percent (1%) of the Net Sales of all Licensed Products and Licensed Services, as those terms are defined in the Manufacturing License.

As of August 31, 2017, no accrual was recorded as per the term of the agreement.